Research and Development Expenses	12 Months Ended
Dec. 31, 2018
Research and Development Expenses [Abstract]
Research and Development Expenses

Note 14 - Research and Development Expenses

	For the year ended December 31
	2018	2017	2016
	USD thousands
Salaries, wages and related expenses	933	969	493
Share-based payments (see also Note 10)	546	709	176
Service providers	3,789	2,962	3,511

	5,268	4,640	4,180